Investment Portfolioas of January 31, 2024 (Unaudited)
DWS Global High Income Fund
		Principal Amount ($)(a)	Value ($)

Corporate Bonds 93.4%
Communication Services 17.9%
Altice Financing SA:
144A, 5.0%, 1/15/2028		500,000	449,316
144A, 5.75%, 8/15/2029		950,000	827,903
Altice France Holding SA:
144A, 6.0%, 2/15/2028		595,000	265,621
144A, 10.5%, 5/15/2027		780,000	448,219
Altice France SA:
144A, 3.375%, 1/15/2028	EUR	1,000,000	834,106
144A, 5.125%, 1/15/2029		954,000	706,030
144A, 5.5%, 1/15/2028		595,000	464,554
144A, 8.125%, 2/1/2027		475,000	424,559
CCO Holdings LLC:
144A, 4.5%, 8/15/2030		1,600,000	1,391,456
144A, 4.75%, 3/1/2030		1,250,000	1,110,759
144A, 5.0%, 2/1/2028		5,390,000	5,065,709
144A, 5.125%, 5/1/2027		1,000,000	964,516
Clear Channel Outdoor Holdings, Inc.:
144A, 7.5%, 6/1/2029		290,000	239,610
144A, 7.75%, 4/15/2028 (b)		620,000	537,507
CSC Holdings LLC:
144A, 4.125%, 12/1/2030		975,000	704,437
144A, 5.0%, 11/15/2031 (b)		1,570,000	790,263
144A, 6.5%, 2/1/2029		2,525,000	2,146,410
144A, 11.25%, 5/15/2028		560,000	567,435
DirecTV Financing LLC:
144A, 5.875%, 8/15/2027		542,000	515,274
144A, 8.875%, 2/1/2030		270,000	275,415
EquipmentShare.com, Inc., 144A, 9.0%, 5/15/2028		545,000	553,012
Frontier Communications Holdings LLC:
144A, 5.0%, 5/1/2028		1,145,000	1,056,693
5.875%, 11/1/2029 (b)		1,005,000	851,622
Gray Television, Inc., 144A, 7.0%, 5/15/2027		710,000	694,025
iHeartCommunications, Inc., 144A, 5.25%, 8/15/2027		690,000	535,341
Iliad Holding SASU:
144A, 6.5%, 10/15/2026		3,070,000	3,009,390
144A, 7.0%, 10/15/2028		470,000	466,256
LCPR Senior Secured Financing DAC:
144A, 5.125%, 7/15/2029		1,145,000	1,007,669
144A, 6.75%, 10/15/2027		1,539,000	1,482,460
Lumen Technologies, Inc., 144A, 4.0%, 2/15/2027 (b)		485,000	252,811
Matterhorn Telecom SA, REG S, 3.125%, 9/15/2026	EUR	875,000	915,468
Nexstar Media, Inc., 144A, 4.75%, 11/1/2028 (b)		785,000	719,027
Outfront Media Capital LLC:
144A, 4.25%, 1/15/2029		400,000	356,524
144A, 5.0%, 8/15/2027 (b)		380,000	363,738
Sable International Finance Ltd., 144A, 5.75%, 9/7/2027		1,200,000	1,161,000

Sirius XM Radio, Inc.:
144A, 3.125%, 9/1/2026		1,060,000	989,393
144A, 4.0%, 7/15/2028		450,000	408,649
Sunrise FinCo I BV, 144A, 4.875%, 7/15/2031		450,000	394,865
Sunrise HoldCo IV BV, REG S, 3.875%, 6/15/2029	EUR	1,000,000	1,025,563
TEGNA, Inc., 4.625%, 3/15/2028		1,465,000	1,366,405
Telecom Italia Capital SA, 6.375%, 11/15/2033		4,120,000	3,993,284
Telecom Italia SpA, REG S, 2.375%, 10/12/2027	EUR	800,000	806,635
Telefonica Europe BV:
REG S, 4.375%, Perpetual (c)	EUR	1,200,000	1,289,189
REG S, 6.135%, Perpetual (c)	EUR	300,000	333,967
Telenet Finance Luxembourg Notes SARL, 144A, 5.5%, 3/1/2028		1,600,000	1,513,431
UPCB Finance VII Ltd., REG S, 3.625%, 6/15/2029	EUR	875,000	903,622
ViaSat, Inc., 144A, 5.625%, 9/15/2025		1,210,000	1,169,162
Virgin Media Finance PLC, 144A, 5.0%, 7/15/2030		1,464,000	1,307,513
Virgin Media Secured Finance PLC, 144A, 5.5%, 5/15/2029		3,805,000	3,659,677
Vodafone Group PLC:
REG S, 6.25%, 10/3/2078		250,000	249,015
7.0%, 4/4/2079		3,690,000	3,813,294
Zayo Group Holdings, Inc., 144A, 4.0%, 3/1/2027 (b)		470,000	357,403
Ziggo Bond Co. BV, 144A, 3.375%, 2/28/2030	EUR	1,750,000	1,603,112
Ziggo BV:
144A, 2.875%, 1/15/2030	EUR	1,060,000	1,039,179
144A, 4.875%, 1/15/2030		525,000	469,407
			58,846,900
Consumer Discretionary 15.5%
Adient Global Holdings Ltd., 144A, 8.25%, 4/15/2031 (b)		1,143,000	1,207,117
Affinity Interactive, 144A, 6.875%, 12/15/2027		1,380,000	1,248,826
American Axle & Manufacturing, Inc., 5.0%, 10/1/2029		1,105,000	967,365
Bath & Body Works, Inc., 7.5%, 6/15/2029		110,000	113,713
Birkenstock Financing SARL, 144A, 5.25%, 4/30/2029	EUR	1,178,000	1,261,480
Boyd Gaming Corp., REG S, 4.75%, 6/15/2031		600,000	551,177
Caesars Entertainment, Inc.:
144A, 4.625%, 10/15/2029		2,925,000	2,673,795
144A, 6.5%, 2/15/2032 (d)		1,915,000	1,936,182
Carnival Corp.:
144A, 5.75%, 3/1/2027		2,285,000	2,251,187
144A, 6.0%, 5/1/2029		1,735,000	1,680,481
Cinemark USA, Inc., 144A, 5.875%, 3/15/2026		360,000	356,702
Clarios Global LP:
144A, 4.375%, 5/15/2026	EUR	1,870,000	2,001,242
REG S, 4.375%, 5/15/2026	EUR	1,850,000	1,979,838
Crocs, Inc., 144A, 4.125%, 8/15/2031		1,115,000	950,390
Dana Financing Luxembourg SARL, REG S, 8.5%, 7/15/2031	EUR	400,000	471,514
Ferrellgas LP, 144A, 5.875%, 4/1/2029		655,000	641,888
FirstCash, Inc., 144A, 4.625%, 9/1/2028		705,000	659,000
Ford Motor Co., 6.1%, 8/19/2032 (b)		323,000	323,668
Ford Motor Credit Co. LLC, 4.95%, 5/28/2027		1,570,000	1,536,465
Goodyear Europe BV, REG S, 2.75%, 8/15/2028	EUR	1,000,000	957,697
Goodyear Tire & Rubber Co., 5.625%, 4/30/2033 (b)		500,000	452,411
Hilton Grand Vacations Borrower Escrow LLC, 144A, 6.625%, 1/15/2032		380,000	380,801
IHO Verwaltungs GmbH, REG S, 8.75%, 5/15/2028, 8.75% Cash or 9.5% PIK, PIK	EUR	1,330,000	1,552,390
Jaguar Land Rover Automotive PLC:
144A, 5.875%, 1/15/2028 (b)		1,300,000	1,277,652
144A, 7.75%, 10/15/2025		945,000	954,056

Macy's Retail Holdings LLC:
4.5%, 12/15/2034		325,000	272,569
144A, 5.875%, 3/15/2030 (b)		93,000	88,187
Marriott Ownership Resorts, Inc., 144A, 4.5%, 6/15/2029 (b)		1,130,000	1,015,847
Melco Resorts Finance Ltd., 144A, 5.375%, 12/4/2029		1,650,000	1,468,239
Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029		1,200,000	1,107,062
NCL Corp. Ltd.:
144A, 5.875%, 3/15/2026		1,005,000	979,945
144A, 8.125%, 1/15/2029		410,000	430,370
NCL Finance Ltd., 144A, 6.125%, 3/15/2028 (b)		575,000	549,918
Newell Brands, Inc., 5.2%, 4/1/2026		1,050,000	1,022,142
PetSmart, Inc., 144A, 7.75%, 2/15/2029		650,000	628,343
Punch Finance PLC, 144A, 6.125%, 6/30/2026	GBP	370,000	450,741
Raptor Acquisition Corp., 144A, 4.875%, 11/1/2026		3,290,000	3,157,894
Royal Caribbean Cruises Ltd.:
3.7%, 3/15/2028		490,000	451,619
144A, 4.25%, 7/1/2026		590,000	567,716
144A, 5.375%, 7/15/2027		998,000	982,044
Sani/ikos Financial Holdings 1 SARL, 144A, 5.625%, 12/15/2026	EUR	690,000	721,896
SRS Distribution, Inc., 144A, 6.0%, 12/1/2029		700,000	654,500
Staples, Inc.:
144A, 7.5%, 4/15/2026		615,000	575,669
144A, 10.75%, 4/15/2027		175,000	135,625
Stonegate Pub Co. Financing 2019 PLC, REG S, 8.25%, 7/31/2025	GBP	375,000	459,341
Tenneco, Inc., 144A, 8.0%, 11/17/2028		410,000	357,163
Viking Cruises Ltd., 144A, 5.875%, 9/15/2027		1,220,000	1,175,860
Viking Ocean Cruises Ship VII Ltd., 144A, 5.625%, 2/15/2029		180,000	175,275
Windsor Holdings III LLC, 144A, 8.5%, 6/15/2030		480,000	494,162
Wynn Macau Ltd.:
144A, 5.125%, 12/15/2029		945,000	840,707
144A, 5.5%, 1/15/2026		650,000	631,436
144A, 5.625%, 8/26/2028		420,000	390,894
Wynn Resorts Finance LLC:
144A, 5.125%, 10/1/2029		410,000	387,330
144A, 7.125%, 2/15/2031 (b)		350,000	360,930
ZF Europe Finance BV:
REG S, 2.0%, 2/23/2026	EUR	600,000	615,189
REG S, 3.0%, 10/23/2029	EUR	1,700,000	1,666,515
			51,202,165
Consumer Staples 0.3%
Bellis Acquisition Co. PLC, REG S, 3.25%, 2/16/2026	GBP	800,000	958,079
Fiesta Purchaser Inc., 144A, 7.875%, 3/1/3031 (d)		150,000	150,000
			1,108,079
Energy 16.0%
Antero Midstream Partners LP:
144A, 5.375%, 6/15/2029		820,000	787,276
144A, 5.75%, 1/15/2028		770,000	755,858
144A, 6.625%, 2/1/2032		665,000	660,930
Antero Resources Corp., 144A, 5.375%, 3/1/2030		2,085,000	1,988,169
Archrock Partners LP, 144A, 6.875%, 4/1/2027		845,000	847,113
Ascent Resources Utica Holdings LLC:
144A, 5.875%, 6/30/2029		340,000	320,260
144A, 8.25%, 12/31/2028		1,330,000	1,360,430
Baytex Energy Corp., 144A, 8.5%, 4/30/2030		730,000	757,954
Borr IHC Ltd., 144A, 10.0%, 11/15/2028		210,000	217,290
Buckeye Partners LP, 144A, 4.5%, 3/1/2028		740,000	694,879

Callon Petroleum Co., 144A, 7.5%, 6/15/2030	545,000	574,128
Calumet Specialty Products Partners LP, 144A, 8.125%, 1/15/2027	710,000	698,855
Chesapeake Energy Corp., 144A, 5.875%, 2/1/2029	900,000	893,836
Chord Energy Corp., 144A, 6.375%, 6/1/2026	440,000	439,973
Civitas Resources, Inc.:
144A, 8.375%, 7/1/2028	1,010,000	1,062,229
144A, 8.625%, 11/1/2030	270,000	287,971
144A, 8.75%, 7/1/2031	1,180,000	1,254,463
CNX Resources Corp., 144A, 6.0%, 1/15/2029	1,160,000	1,120,845
Comstock Resources, Inc., 144A, 5.875%, 1/15/2030	420,000	363,953
DT Midstream, Inc.:
144A, 4.125%, 6/15/2029	1,300,000	1,194,372
144A, 4.375%, 6/15/2031	350,000	313,520
EnLink Midstream LLC, 144A, 6.5%, 9/1/2030	680,000	693,919
EQM Midstream Partners LP:
144A, 4.5%, 1/15/2029	405,000	381,019
144A, 4.75%, 1/15/2031	1,015,000	946,199
Genesis Energy LP:
7.75%, 2/1/2028	950,000	952,537
8.875%, 4/15/2030	1,370,000	1,433,324
Global Partners LP, 144A, 8.25%, 1/15/2032	460,000	471,841
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028	1,665,000	1,681,825
Hess Midstream Operations LP, 144A, 4.25%, 2/15/2030	1,190,000	1,094,624
Hilcorp Energy I LP:
144A, 5.75%, 2/1/2029	1,750,000	1,689,338
144A, 6.0%, 2/1/2031	1,270,000	1,219,253
144A, 6.25%, 11/1/2028	320,000	318,826
Howard Midstream Energy Partners LLC, 144A, 8.875%, 7/15/2028	670,000	703,681
Kodiak Gas Services LLC, 144A, 7.25%, 2/15/2029 (d)	470,000	475,622
Matador Resources Co., 144A, 6.875%, 4/15/2028	250,000	256,005
Moss Creek Resources Holdings, Inc., 144A, 10.5%, 5/15/2027	405,000	416,762
Murphy Oil U.S.A., Inc., 4.75%, 9/15/2029	495,000	468,864
Nabors Industries, Inc., 144A, 7.375%, 5/15/2027	1,240,000	1,218,470
NGL Energy Operating LLC, 144A, 8.125%, 2/15/2029 (d)	790,000	793,973
Northern Oil & Gas, Inc., 144A, 8.75%, 6/15/2031	340,000	355,353
Parkland Corp., 144A, 5.875%, 7/15/2027	109,000	108,146
PBF Holding Co. LLC, 144A, 7.875%, 9/15/2030	650,000	673,283
Permian Resources Operating LLC:
144A, 5.875%, 7/1/2029	325,000	317,876
144A, 7.0%, 1/15/2032	490,000	505,877
Precision Drilling Corp., 144A, 6.875%, 1/15/2029 (b)	410,000	403,366
Range Resources Corp., 144A, 4.75%, 2/15/2030 (b)	710,000	660,300
Rockcliff Energy II LLC, 144A, 5.5%, 10/15/2029	360,000	335,173
Seadrill Finance Ltd., 144A, 8.375%, 8/1/2030	745,000	775,165
Shelf Drilling Holdings Ltd., 144A, 9.625%, 4/15/2029 (b)	250,000	242,515
Sitio Royalties Operating Partnership LP, 144A, 7.875%, 11/1/2028	260,000	266,624
SM Energy Co., 6.5%, 7/15/2028	500,000	500,000
Southwestern Energy Co.:
4.75%, 2/1/2032	1,265,000	1,171,688
5.375%, 2/1/2029	1,480,000	1,445,073
Tallgrass Energy Partners LP, 144A, 7.375%, 2/15/2029	625,000	623,446
Talos Production, Inc., 144A, 9.0%, 2/1/2029 (d)	595,000	602,938
Topaz Solar Farms LLC, 144A, 5.75%, 9/30/2039	287,925	286,125
Transocean Aquila Ltd., 144A, 8.0%, 9/30/2028	615,000	629,514
Transocean Poseidon Ltd., 144A, 6.875%, 2/1/2027	913,500	913,564
Transocean Titan Financing Ltd., 144A, 8.375%, 2/1/2028	680,000	702,834

Transocean, Inc.:
144A, 7.5%, 1/15/2026		1,285,000	1,272,176
144A, 8.75%, 2/15/2030		807,500	836,828
USA Compression Partners LP, 6.875%, 9/1/2027		885,000	884,382
Venture Global Calcasieu Pass LLC:
144A, 3.875%, 8/15/2029		280,000	250,254
144A, 4.125%, 8/15/2031		330,000	291,826
144A, 6.25%, 1/15/2030		985,000	985,782
Venture Global LNG, Inc.:
144A, 8.125%, 6/1/2028		750,000	758,016
144A, 8.375%, 6/1/2031		860,000	868,459
144A, 9.5%, 2/1/2029		460,000	488,538
144A, 9.875%, 2/1/2032		305,000	320,746
Vital Energy, Inc.:
144A, 7.75%, 7/31/2029		200,000	197,674
10.125%, 1/15/2028		255,000	267,065
Weatherford International Ltd., 144A, 8.625%, 4/30/2030		2,069,000	2,114,031
			52,865,023
Financials 1.7%
Ally Financial, Inc., 6.7%, 2/14/2033		700,000	702,690
GTCR W-2 Merger Sub LLC, 144A, 8.5%, 1/15/2031	GBP	160,000	217,613
Intesa Sanpaolo SpA, 144A, 5.71%, 1/15/2026		2,100,000	2,092,895
Ladder Capital Finance Holdings LLLP, 144A, 4.75%, 6/15/2029		375,000	335,669
Macquarie Airfinance Holdings Ltd., 144A, 8.375%, 5/1/2028		420,000	441,189
OneMain Finance Corp., 3.5%, 1/15/2027		530,000	484,912
PennyMac Financial Services, Inc., 144A, 4.25%, 2/15/2029		725,000	657,223
UniCredit SpA, 144A, 5.861%, 6/19/2032		685,000	671,273
			5,603,464
Health Care 6.9%
1375209 BC Ltd., 144A, 9.0%, 1/30/2028 (b)		1,030,000	999,100
Acadia Healthcare Co., Inc., 144A, 5.0%, 4/15/2029		100,000	95,375
Avantor Funding, Inc., REG S, 3.875%, 7/15/2028	EUR	1,315,000	1,383,816
Bausch & Lomb Escrow Corp., 144A, 8.375%, 10/1/2028		420,000	435,779
Bausch Health Companies, Inc.:
144A, 5.5%, 11/1/2025		453,000	416,305
144A, 6.125%, 2/1/2027		2,200,000	1,392,072
Bayer AG, REG S, 5.375%, 3/25/2082	EUR	1,500,000	1,528,777
Catalent Pharma Solutions, Inc.:
REG S, 2.375%, 3/1/2028	EUR	1,075,000	1,031,056
144A, 3.125%, 2/15/2029 (b)		985,000	866,066
Community Health Systems, Inc.:
144A, 4.75%, 2/15/2031		1,400,000	1,111,390
144A, 5.25%, 5/15/2030		300,000	248,377
144A, 5.625%, 3/15/2027		1,135,000	1,048,495
144A, 6.0%, 1/15/2029		330,000	298,165
144A, 6.125%, 4/1/2030		460,000	299,402
Encompass Health Corp., 4.5%, 2/1/2028		380,000	362,975
Fortrea Holdings, Inc., 144A, 7.5%, 7/1/2030		740,000	752,077
Heartland Dental LLC, 144A, 10.5%, 4/30/2028		155,000	161,598
Legacy LifePoint Health LLC, 144A, 4.375%, 2/15/2027		1,000,000	931,320
LifePoint Health, Inc., 144A, 5.375%, 1/15/2029		940,000	743,187
Medline Borrower LP, 144A, 5.25%, 10/1/2029		1,155,000	1,076,933
Organon & Co., 144A, 5.125%, 4/30/2031		1,257,000	1,079,922
Star Parent, Inc., 144A, 9.0%, 10/1/2030		575,000	604,614

Tenet Healthcare Corp.:
4.875%, 1/1/2026		1,350,000	1,337,994
6.875%, 11/15/2031		2,000,000	2,052,640
Teva Pharmaceutical Finance Netherlands II BV, 4.375%, 5/9/2030	EUR	1,460,000	1,479,287
Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031		860,000	944,586
			22,681,308
Industrials 11.5%
ADT Security Corp., 144A, 4.875%, 7/15/2032 (b)		550,000	503,938
Allied Universal Holdco LLC:
144A, 4.625%, 6/1/2028		1,670,000	1,503,647
144A, 6.0%, 6/1/2029 (b)		455,000	377,782
144A, 9.75%, 7/15/2027		320,000	312,893
American Airlines, Inc., 144A, 7.25%, 2/15/2028 (b)		710,000	719,628
AMN Healthcare, Inc., 144A, 4.625%, 10/1/2027		870,000	829,284
ASGN, Inc., 144A, 4.625%, 5/15/2028		140,000	132,408
ATS Corp., 144A, 4.125%, 12/15/2028		1,370,000	1,243,761
Avis Budget Car Rental LLC, 144A, 5.75%, 7/15/2027		840,000	815,444
Boels Topholding BV, REG S, 6.25%, 2/15/2029	EUR	400,000	450,652
Bombardier, Inc.:
144A, 6.0%, 2/15/2028		1,075,000	1,047,323
144A, 7.125%, 6/15/2026		373,000	376,108
144A, 7.5%, 2/1/2029 (b)		1,050,000	1,070,221
Brand Industrial Services, Inc., 144A, 10.375%, 8/1/2030		605,000	639,031
Builders FirstSource, Inc., 144A, 4.25%, 2/1/2032		585,000	523,133
Camelot Return Merger Sub, Inc., 144A, 8.75%, 8/1/2028		155,000	158,901
Cargo Aircraft Management, Inc., 144A, 4.75%, 2/1/2028		600,000	547,500
Clean Harbors, Inc., 144A, 6.375%, 2/1/2031		890,000	901,625
Cornerstone Building Brands, Inc., 144A, 6.125%, 1/15/2029		190,000	168,882
Deutsche Lufthansa AG, REG S, 3.75%, 2/11/2028	EUR	3,100,000	3,308,294
Emerald Debt Merger Sub LLC:
144A, 6.375%, 12/15/2030	EUR	470,000	533,322
REG S, 6.375%, 12/15/2030	EUR	450,000	510,628
Energizer Gamma Acquisition BV, REG S, 3.5%, 6/30/2029	EUR	1,220,000	1,167,060
Enviri Corp., 144A, 5.75%, 7/31/2027		450,000	423,010
Fortress Transportation & Infrastructure Investors LLC, 144A, 6.5%, 10/1/2025		380,000	379,494
Garda World Security Corp.:
144A, 7.75%, 2/15/2028		300,000	305,293
144A, 9.5%, 11/1/2027		190,000	191,147
GFL Environmental, Inc., 144A, 6.75%, 1/15/2031		370,000	378,428
Hawaiian Brand Intellectual Property Ltd., 144A, 5.75%, 1/20/2026		280,000	263,452
Hertz Corp.:
144A, 4.625%, 12/1/2026		1,340,000	1,205,169
144A, 5.0%, 12/1/2029		635,000	501,829
Husky Injection Molding Systems Ltd, 144A, 9.0%, 2/15/2029 (d)		270,000	272,700
International Consolidated Airlines Group SA, REG S, 3.75%, 3/25/2029	EUR	1,400,000	1,462,958
Madison IAQ LLC, 144A, 5.875%, 6/30/2029		445,000	395,422
Neptune Bidco U.S., Inc., 144A, 9.29%, 4/15/2029		575,000	549,246
NESCO Holdings II, Inc., 144A, 5.5%, 4/15/2029		1,200,000	1,124,868
Prime Security Services Borrower LLC:
144A, 3.375%, 8/31/2027		760,000	700,075
144A, 6.25%, 1/15/2028		300,000	297,297
Renk AG, 144A, 5.75%, 7/15/2025	EUR	1,190,000	1,282,952
Rolls-Royce PLC, 144A, 5.75%, 10/15/2027		930,000	930,505
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028		1,395,000	1,260,473
Spirit AeroSystems, Inc., 144A, 9.375%, 11/30/2029		500,000	541,738
Stena International SA, 144A, 7.25%, 1/15/2031		980,000	980,598
TK Elevator Holdco GmbH, REG S, 6.625%, 7/15/2028	EUR	1,350,000	1,398,507

TK Elevator Midco GmbH, 144A, 4.375%, 7/15/2027	EUR	3,450,000	3,627,748
Triumph Group, Inc., 144A, 9.0%, 3/15/2028		680,000	717,501
United Airlines, Inc., 144A, 4.625%, 4/15/2029		800,000	740,026
			37,771,901
Information Technology 2.8%
AthenaHealth Group, Inc., 144A, 6.5%, 2/15/2030 (b)		705,000	629,750
Capstone Borrower, Inc., 144A, 8.0%, 6/15/2030 (b)		280,000	290,560
Cloud Software Group, Inc.:
144A, 6.5%, 3/31/2029		680,000	634,939
144A, 9.0%, 9/30/2029		1,590,000	1,504,866
McAfee Corp., 144A, 7.375%, 2/15/2030		1,205,000	1,091,986
NCR Atleos Corp., 144A, 9.5%, 4/1/2029		560,000	600,656
Open Text Corp., 144A, 3.875%, 2/15/2028		705,000	654,839
Open Text Holdings, Inc., 144A, 4.125%, 12/1/2031		755,000	670,494
Playtika Holding Corp., 144A, 4.25%, 3/15/2029		500,000	429,405
Presidio Holdings, Inc., 144A, 8.25%, 2/1/2028		950,000	942,050
UKG, Inc., 144A, 6.875%, 2/1/2031 (d)		670,000	677,538
Western Digital Corp., 3.1%, 2/1/2032		1,435,000	1,141,247
			9,268,330
Materials 14.4%
Ahlstrom Holding 3 Oy, 144A, 4.875%, 2/4/2028		2,460,000	2,205,700
ARD Finance SA, 144A, 6.5%, 6/30/2027, 6.5% Cash or 7.25% PIK, PIK (b)		266,470	128,756
Ardagh Packaging Finance PLC, 144A, 4.125%, 8/15/2026		2,925,000	2,627,206
Axalta Coating Systems LLC, 144A, 3.375%, 2/15/2029		770,000	684,252
Chemours Co.:
4.0%, 5/15/2026	EUR	1,000,000	1,052,723
144A, 5.75%, 11/15/2028		1,860,000	1,754,343
Clearwater Paper Corp., 144A, 4.75%, 8/15/2028		930,000	869,623
Cleveland-Cliffs, Inc.:
144A, 4.875%, 3/1/2031		600,000	540,083
144A, 6.75%, 4/15/2030		540,000	544,732
Clydesdale Acquisition Holdings, Inc., 144A, 8.75%, 4/15/2030		555,000	527,223
Consolidated Energy Finance SA:
REG S, 5.0%, 10/15/2028	EUR	500,000	457,250
144A, 5.625%, 10/15/2028		900,000	735,750
Constellium SE:
144A, 3.75%, 4/15/2029		2,512,000	2,257,423
144A, 5.625%, 6/15/2028		811,000	793,378
First Quantum Minerals Ltd.:
144A, 6.875%, 3/1/2026		575,000	547,713
144A, 6.875%, 10/15/2027		645,000	584,041
FMG Resources August 2006 Pty Ltd., 144A, 4.375%, 4/1/2031		2,125,000	1,912,486
Graphic Packaging International LLC, REG S, 2.625%, 2/1/2029	EUR	400,000	397,553
Hudbay Minerals, Inc.:
144A, 4.5%, 4/1/2026		2,215,000	2,146,343
144A, 6.125%, 4/1/2029 (b)		3,100,000	3,060,471
Kleopatra Finco SARL, REG S, 4.25%, 3/1/2026	EUR	490,000	464,674
Kleopatra Holdings 2 SCA, REG S, 6.5%, 9/1/2026	EUR	660,000	462,215
Kronos International, Inc., REG S, 3.75%, 9/15/2025	EUR	1,650,000	1,797,831
LABL, Inc.:
144A, 8.25%, 11/1/2029		550,000	449,625
144A, 9.5%, 11/1/2028		150,000	149,611
144A, 10.5%, 7/15/2027 (b)		425,000	406,360
Lenzing AG, REG S, 5.75%, Perpetual (c)	EUR	400,000	377,867
LSF11 A5 HoldCo LLC, 144A, 6.625%, 10/15/2029		305,000	258,224

Mauser Packaging Solutions Holding Co.:
144A, 7.875%, 8/15/2026		1,230,000	1,242,857
144A, 9.25%, 4/15/2027 (b)		220,000	212,356
Methanex Corp., 5.25%, 12/15/2029		1,100,000	1,050,734
Mineral Resources Ltd., 144A, 9.25%, 10/1/2028		290,000	306,312
NOVA Chemicals Corp.:
144A, 4.875%, 6/1/2024		144,000	143,278
144A, 8.5%, 11/15/2028		710,000	743,001
Novelis Corp.:
144A, 3.25%, 11/15/2026		650,000	608,611
144A, 4.75%, 1/30/2030		1,835,000	1,701,955
Olin Corp., 5.0%, 2/1/2030		2,665,000	2,512,931
Olympus Water U.S. Holding Corp.:
REG S, 3.875%, 10/1/2028	EUR	395,000	396,485
144A, 6.25%, 10/1/2029		425,000	389,024
REG S, 9.625%, 11/15/2028	EUR	700,000	816,009
Pro-Gest SpA, REG S, 3.25%, 12/15/2024	EUR	825,000	443,287
Rayonier AM Products, Inc., 144A, 7.625%, 1/15/2026		245,000	214,252
SCIH Salt Holdings, Inc., 144A, 6.625%, 5/1/2029 (b)		270,000	245,256
SCIL IV LLC, 144A, 5.375%, 11/1/2026		2,045,000	1,987,921
Sealed Air Corp.:
144A, 6.875%, 7/15/2033		700,000	730,390
144A, 7.25%, 2/15/2031		470,000	491,357
SK Invictus Intermediate II SARL, 144A, 5.0%, 10/30/2029		1,215,000	1,029,409
SNF Group SACA, 144A, 3.125%, 3/15/2027		1,400,000	1,292,786
Taseko Mines Ltd., 144A, 7.0%, 2/15/2026		925,000	908,812
Trident TPI Holdings, Inc., 144A, 12.75%, 12/31/2028		90,000	95,993
Tronox, Inc., 144A, 4.625%, 3/15/2029 (b)		985,000	869,662
Vibrantz Technologies, Inc., 144A, 9.0%, 2/15/2030 (b)		365,000	302,950
WR Grace Holdings LLC, 144A, 7.375%, 3/1/2031 (b)		680,000	692,798
			47,621,882
Real Estate 1.1%
Cushman & Wakefield U.S. Borrower LLC:
144A, 6.75%, 5/15/2028		170,000	167,674
144A, 8.875%, 9/1/2031 (b)		280,000	292,270
Iron Mountain, Inc.:
144A, (REIT), 4.875%, 9/15/2029		555,000	518,623
144A, (REIT), 5.0%, 7/15/2028		770,000	736,647
144A, (REIT), 5.25%, 7/15/2030		250,000	235,801
MPT Operating Partnership LP, (REIT), 3.325%, 3/24/2025	EUR	910,000	880,176
Peach Property Finance GmbH, 144A, 4.375%, 11/15/2025	EUR	500,000	434,982
Uniti Group LP, 144A, (REIT), 6.0%, 1/15/2030		340,000	225,250
			3,491,423
Utilities 5.3%
Calpine Corp.:
144A, 4.5%, 2/15/2028		1,900,000	1,806,838
144A, 4.625%, 2/1/2029		300,000	277,360
144A, 5.125%, 3/15/2028		400,000	381,687
Edison International, 8.125%, 6/15/2053		430,000	441,665
EDP - Energias de Portugal SA, REG S, 5.943%, 4/23/2083	EUR	800,000	899,143
Electricite de France SA:
REG S, 3.375%, Perpetual (c)	EUR	2,400,000	2,301,891
REG S, 5.375%, Perpetual (c)	EUR	1,000,000	1,077,458
NextEra Energy Operating Partners LP, 144A, 7.25%, 1/15/2029 (b)		505,000	520,152

NRG Energy, Inc.:
144A, 3.625%, 2/15/2031		1,705,000	1,462,451
144A, 3.875%, 2/15/2032		1,500,000	1,286,340
Pattern Energy Operations LP, 144A, 4.5%, 8/15/2028		965,000	899,347
PG&E Corp., 5.25%, 7/1/2030		900,000	859,400
Talen Energy Supply LLC, 144A, 8.625%, 6/1/2030		570,000	604,952
Veolia Environnement SA, REG S, 2.5%, Perpetual (c)	EUR	1,000,000	967,918
Vistra Corp., 144A, 7.0%, Perpetual (c)		835,000	809,950
Vistra Operations Co. LLC:
144A, 4.375%, 5/1/2029		740,000	679,474
144A, 7.75%, 10/15/2031		2,175,000	2,259,379
			17,535,405
Total Corporate Bonds (Cost $315,524,937)			307,995,880

Government & Agency Obligations 0.8%
U.S. Treasury Obligations
U.S. Treasury Bills:
5.199% (e), 4/11/2024		1,100,000	1,088,843
5.223% (e), 4/11/2024		800,000	791,885
5.341% (e), 4/11/2024		700,000	692,900
Total Government & Agency Obligations (Cost 2,573,486)			2,573,628

Loan Participations and Assignments 0.2%
Senior Loan (f)
AthenaHealth Group, Inc., Term Loan B, 30-day average SOFR + 3.25%, 8.583%, 2/15/2029 (Cost $636,677)		658,586	650,765

	Shares	Value ($)

Exchange-Traded Funds 3.5%
iShares Broad USD High Yield Corporate Bond ETF	91,385	3,334,639
iShares iBoxx $ High Yield Corporate Bond ETF	60,340	4,675,143
SPDR Blackstone Senior Loan ETF	40,000	1,678,400
SPDR Bloomberg High Yield Bond ETF (b)	21,000	1,992,270
Total Exchange-Traded Funds (Cost $11,225,841)		11,680,452

Common Stocks 0.0%
Industrials
Quad Graphics, Inc.* (Cost $0)	388	2,118

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (g) (Cost $239,283)	1,219	56,208

Securities Lending Collateral 6.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.26% (h) (i) (Cost $20,302,210)	20,302,210	20,302,210

Cash Equivalents 4.0%
DWS Central Cash Management Government Fund, 5.36% (h) (Cost $13,170,978)	13,170,978	13,170,978

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $363,673,412)	108.1	356,432,239
Other Assets and Liabilities, Net	(8.1)	(26,752,582)
Net Assets	100.0	329,679,657
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended January 31, 2024 are as follows:
Value ($) at 10/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2024	Value ($) at 1/31/2024
Securities Lending Collateral 6.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.26% (h) (i)
17,037,814	3,264,396 (j)	—	—	—	29,282	—	20,302,210	20,302,210
Cash Equivalents 4.0%
DWS Central Cash Management Government Fund, 5.36% (h)
3,080,849	53,655,164	43,565,035	—	—	95,190	—	13,170,978	13,170,978
20,118,663	56,919,560	43,565,035	—	—	124,472	—	33,473,188	33,473,188

*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2024 amounted to $19,484,525, which is 5.9% of net assets.

(c)	Perpetual, callable security with no stated maturity date.
(d)	When-issued security.
(e)	Annualized yield at time of purchase; not a coupon rate.
(f)
Variable or floating rate security. These securities are shown at their current rate as of January 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(g)	Investment was valued using significant unobservable inputs.
(h)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(j)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended January 31, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt

At January 31, 2024, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
GBP	1,714,534	USD	2,178,088	2/29/2024	4,727	HSBC Holdings plc
EUR	50,323,357	USD	54,542,293	2/29/2024	87,579	BNP Paribas SA δ
EUR	1,450,520	USD	1,573,115	2/29/2024	3,513	State Street Bank and Trust
Total unrealized appreciation					95,819

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	2,593,428	EUR	2,386,773	2/29/2024	(10,710)	HSBC Holdings plc

δ	U.S Treasury Notes with a value of $275,651 and U.S. Treasury Bonds with value of $757,100 received as collateral for open over- the counter derivative contracts.
Currency Abbreviation(s)

EUR	Euro
GBP	British Pound
USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$307,995,880	$—	$307,995,880
Government & Agency Obligations	—	2,573,628	—	2,573,628
Loan Participations and Assignments	—	650,765	—	650,765
Exchange-Traded Funds	11,680,452	—	—	11,680,452
Common Stocks	2,118	—	—	2,118
Warrants	—	—	56,208	56,208
Short-Term Investments (a)	33,473,188	—	—	33,473,188
Derivatives (b)
Forward Foreign Currency Contracts	—	95,819	—	95,819
Total	$45,155,758	$311,316,092	$56,208	$356,528,058

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Contracts	$—	$(10,710)	$—	$(10,710)
Total	$—	$(10,710)	$—	$(10,710)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2024 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts
Foreign Exchange Contracts	$85,109

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DGHIF-PH1
R-080548-2 (1/25)